REVENUE (Details - Timing of revenue recognition) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Disaggregation of Revenue [Line Items]
Total revenue	$ 30,671	$ 82,071	$ 55,839	$ 2,032,673
Transferred at Point in Time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	11,962	32,168	21,777	796,716
Transferred over Time [Member]
Disaggregation of Revenue [Line Items]
Total revenue	$ 18,709	$ 49,903	$ 34,062	$ 1,235,957